Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Registrant Name	dei_EntityRegistrantName	NYSA SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027657
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nysax
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2019
Prospectus Date	rr_ProspectusDate	Aug. 29, 2019
NYSA Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts on purchases of $50,000 or more through certain programs described elsewhere in this prospectus. More information about these and other discounts and waivers of the sale charge is available from your financial professional and in the section “How to Purchase Shares” beginning on page 16 of the prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee for Each Redemption by Wire	rr_ShareholderFeeOther	$ 20
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.01%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Total Annual Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.01%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the examples, affect the fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and that you redeem all of those shares at the end of each time period. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your expenses would be as follows:

One Year	rr_ExpenseExampleYear01	$ 643
Three Years	rr_ExpenseExampleYear03	1,629
Five Years	rr_ExpenseExampleYear05	2,616
Ten Years	rr_ExpenseExampleYear10	$ 5,081
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments in Equity Securities

The Fund seeks to achieve its investment objective by investing primarily in the common stocks of publicly-traded companies. Fund shareholders will be provided with at least 60 days’ prior notice of any change in this policy.

The Adviser uses fundamental analysis to identify securities with potential for capital appreciation. The Adviser focuses on companies projecting above average earnings and revenue growth, as compared to market averages (as represented by the S&P 500 Index). Also, the Fund invests in companies the Adviser believes to be undervalued by the current market. The Fund buys shares in companies of all sizes. Small and medium sized companies may occasionally make up a significant portion of the Fund’s portfolio. However, there is no assurance that these factors and the other characteristics that the Adviser believes favor these companies will continue in the future.

The Fund can buy stocks of companies without regard to market capitalization. Investments may be made in “micro-cap” companies (having a market capitalization of between $50 million and $300 million), “small cap” companies (having a market capitalization of between $300 million and $2 billion), “mid cap” companies (having a market capitalization between $2 billion and $10 billion) and “large cap” companies (having a market capitalization over $10 billion). While newer, small companies may offer greater opportunities for capital appreciation, they also involve a substantially greater risk of loss and price fluctuation.

The Fund is not a diversified fund, and, as such, may invest more than 5% of its total assets in the securities of one or more issuers. As a result, a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers or a single issuer and, from time to time, in a limited number of industries. Subject to the fundamental investment policies and restrictions of the Fund, many of which are described in the Statement of Additional Information dated July 29, 2019, the Fund may emphasize investments in various market sectors from time to time. The Fund’s ability to invest up to 25% of its portfolio assets in a single industry or group of industries may offer greater opportunities for capital appreciation, but may also subject the Fund to a greater risk of loss and price fluctuation. The Fund is not a “sector fund,” and, as such may change its investment emphasis. As of the date of this prospectus, the Fund’s portfolio reflects an investment focus in the health care and the pharmaceutical industries. As of June 30, 2019, 20.68% of the Fund’s (total) assets were invested in the pharmaceutical industry and 24.19% of the Fund (total) assets were invested in the surgical and medical instrument industry. Because of this current investment focus an investment in the Fund should be considered as a complementary investment to an already diverse investment program.

The Fund is not restricted with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and its investment policies may require.  The Fund may engage in active and frequent trading of portfolio securities, especially during periods of market volatility. The transaction costs attendant to this portfolio strategy will result in increased costs to the Fund. A high rate of portfolio turnover in any year will increase brokerage commissions paid by the Fund, thus reducing the Fund’s total return, and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders when Fund shares are held in taxable accounts.

Investments in Debt Securities

In seeking its investment objective of capital appreciation, the Fund invests mainly in equity securities. However, from time to time, the Fund may also invest in bonds, debentures and other debt securities and instruments, some of which may be convertible into equity securities. A debt security is a security that represents the obligation of an issuer to repay money borrowed. The terms of a debt security specify the principal amount of the indebtedness, the interest rate or discount, and the times at which payments of principal and/or interest are due. Debt securities may include domestic and foreign corporate debt obligations; domestic and foreign government debt obligations, including U.S. government securities; mortgage related securities; asset backed securities and other debt obligations.

The Fund may invest up to 15% of its net assets in a variety of debt securities. These securities may be taxable or tax-exempt, and may be rated or unrated. The tax-exempt securities in which the Fund may invest include obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, or of their agencies, instrumentalities and authorities, if the interest on such securities is not subject to New York and federal income tax. Subject to the limitation on investments in illiquid securities described below, the Fund may invest up to 10% of its net assets in debt securities that are rated below investment grade, unrated and/or illiquid. These investments may include high risk investments such as “junk bonds.” The 10% limitation is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been lowered, or in the case of an unrated security, after the Fund’s adviser has changed its assessment of the security’s credit quality. As a result credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed this 10% restriction for some period of time. If the Fund has more than 10% of its net assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the limitation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The price of the Fund’s shares can go up and down substantially. The Fund’s investments are subject to changes in their values from a number of factors, some of which are described below. There is also the risk that poor security selection by the Adviser will cause the Fund to underperform other funds having similar objectives, thereby increasing the potential for volatility and loss. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Portfolio Manager. Robert Cuculich, President and a member of Pinnacle Advisors LLC, the Fund’s investment adviser (Adviser) and Pinnacle Investments, LLC, the Fund’s principal underwriter (Distributor), has served as the Portfolio Manager of the Fund since February 1, 2013. Mr. Cuculich is solely and primarily responsible for the day-to-day management of the Fund’s portfolio. In connection with his duties as Portfolio Manager, Mr. Cuculich is responsible for analyzing which securities are eligible for purchase by the Fund and making decisions to purchase and/or sell portfolio securities in accordance with the Fund’s investment objective and policies. Mr. Cuculich allocates his time among his portfolio management responsibilities and his responsibilities to retail clients. His multiple roles could result in conflicts of interest between his responsibilities to the Fund and his responsibilities to retail customers of the Distributor. Investors are encouraged to take into account the risks attendant to Mr. Cuculich’s limited portfolio management experience and his multiple roles before investing in the Fund.

Risk of Non-Diversification. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers or a single issuer, and, from time to time, in a limited number of industries, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks .As of June 30, 2019, two portfolio holdings, Ligand Pharmaceuticals, Inc. and Transluminal Technologies, LLC, represented 20.68% and 24.19%, respectively, of the Fund’s total assets. These substantial weightings in the securities of two issuers, each of which resulted from an increase in share price, provides substantial additional risk exposure to shareholders of the Fund. Fluctuations in the share price of any portfolio holding may occur suddenly, and, if significant, may have an adverse impact on the performance of the Fund. The Fund may change its portfolio emphasis from time to time without prior approval by shareholders of the Fund. The success of this investment strategy is dependent upon the skill of the portfolio manager. There can be no assurance that this investment strategy will be successful.

Risk of Current Focus on Health Care. The Fund may invest up to 25% of its assets in the securities of issuers in a particular industry or group of industries. From time to time, a relatively high percentage of the assets of the Fund may be invested in a limited number of industries. When the Fund’s investment focus is limited in this manner, the Fund’s performance will be affected by the performance of the issuers within those specific industries, and could be more volatile than that of an investment company that invests its assets in a more diverse array of sectors. The success of the Fund’s current investment focus on the health care industry generally and in the pharmaceutical industry specifically is dependent on the overall condition of these industries. These Industries may be adversely affected by numerous factors including, among others, political, economic and regulatory factors. For example, issuers within the health care and pharmaceutical industries are subject to government regulation, including requirements for governmental approval of products and services which could have a significant impact on the price those products and services and the ability of an issuer to market them successfully. The products and services of Issuers within these industries can be significantly affected by rapid obsolescence of the technology associated with the products and services, as well as expiration of patents.

Special Risks of Securities Issued by Manufacturers of Pharmaceuticals and Surgical Devices. Subject to the fundamental investment restriction which precludes the Fund from investing more than 25% of its total assets in the securities of issuers in any particular industry, the Fund has invested, and may, in the future invest, a significant portion of its assets in securities in the pharmaceutical and surgical device industries. These industries are subject to considerable government regulation, including the requirement of government approval of products and services. The governmental approval process can be lengthy and can have an adverse impact on an issuer’s ability to bring its products to market. These industries are also subject to the considerable risks posed by the potential for economic and political developments, including the potential for changing reimbursement rates. Issuers within these industries are also subject to the significant risks posed by patent expirations, the potential for product liability litigation and the potential for rapid product obsolescence, all of which can have an adverse impact on the share price of the securities issued by a particular manufacturer. Because the Fund has invested a high percentage of assets in these industries, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few issuers, thereby increasing the potential for volatility of the Fund’s share price. The Fund’s investment in Ligand Pharmaceuticals Inc. which, as of June 30, 2019, comprised 20.68% of the Fund’s total assets, presents all of the risks associated with an investment in the pharmaceutical industry, and the risk that its management team may make strategic decisions that will not be beneficial to the company and its shareholders.

Special Risks of Illiquid Securities. The Fund may not invest more than 15% of its net assets in illiquid securities. However, because the 15% limitation is not violated unless the excess results immediately and directly from the acquisition of any security, the Fund’s investments in illiquid securities may, from time to time, and, for extended periods of time, exceed 15% of its net assets, thereby reducing the portfolio manager’s flexibility in the security selection process Investments in illiquid securities carry special risks because there is no trading market for such securities, making it difficult to value them or dispose of them promptly at an acceptable price. The Adviser monitors holdings of illiquid securities on an ongoing basis.

Special Risks of Restricted Securities. Subject to the limitation described above on investments in illiquid securities, the Fund has invested, and may in the future invest, in securities issued in transactions that are exempt from the registration requirements of the Securities Act of 1933 (Securities Act).   These securities are commonly referred to as “restricted securities” because they are subject to restrictions on transfer, and may not be resold in the absence of registration under the Securities Act or an exemption from such registration.  Because there is generally no trading market for restricted securities, it can be difficult to value restricted securities or to dispose of them promptly at an acceptable price.

Special Risks Securities Issued by “Development Stage” Companies. The Fund may invest, and has invested in securities issued by “development stage” companies. These securities are typically “restricted securities,” and, as such present all of the risks associated with an investment in a restricted security, and, in addition, the following additional risks: (1) team risk, namely, the risk that the firm’s management team charged with making the venture a success will fail to perform due to a lack of relevant experience, skills, management ability, compatibility or work ethic; (2) concept risk, namely, the risk that the product or service under development will not perform as anticipated; (3) competitive risk, namely, the risk that a competing product or service reaches the market ahead of the product or service being developed; (4) financing risk, namely, the risk that adequate capital will not be available on a timely basis to execute the firm’s strategy; (5) legal risk, namely, the risk that competitors or regulators will take legal or regulatory action that will thwart the firm’s efforts to successfully develop or market its product or service; 6) distribution risk, namely, the risk that even with the successful development of the product or service, the firm will fail at fashioning effective distribution channels for the product or service; (7) exit-strategy risk, namely, the risk that early investors in the firm will be delayed in liquidating or unable to liquidate their holdings in the firm as anticipated at the time of the investment. Investments in “development stage” companies are regarded as “speculative,” high risk investments because these companies generally have limited operating histories or may not have any operating history at all and their ability to produce revenue has not been demonstrated.

Risks Associated with Investments in Equity Securities

Risks of Investing in Stocks. Stocks fluctuate in price and their short-term volatility at times may be substantial. The return on and value of an investment in the Fund will fluctuate in response to stock market movements generally. Investments in common stocks are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Special Risks of Investing in Growth Stocks. Stocks of growth companies may be more volatile than other stocks. Their stocks may be less liquid than those of larger issuers. That means that the Fund could have greater difficulty selling the securities of a smaller issuer at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to the Fund.

Special Risks of Investing in Mid-Cap, Small-Cap, and Micro-Cap Stocks. The Fund buys shares in companies of all sizes. Small and medium sized companies may occasionally make up a significant portion of the Fund’s portfolio. Mid-cap and small-cap companies are generally newer companies with limited operating histories. While these stocks may offer greater opportunities for long-term capital appreciation than larger, more established companies, they involve a substantially greater risk of loss. These risks are intensified in the case of micro-cap stocks. Small-cap and micro-cap companies may have less access to financial resources and less experienced management than larger, more established companies. Small-cap stocks may be less liquid than stocks of larger issuers. That means that the Fund could have greater difficulty selling small-cap stocks at an acceptable price, especially in periods of market volatility. These factors increase the potential for losses to the Fund. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company if it realizes any gain at all.

Risks Associated with Investments in Debt Securities

In general, debt securities including both taxable and tax-exempt securities, are subject to the following risks:

Credit Risk. Credit Risk is the risk that the issuer of a security might not make interest or principal payments on the security as they become due. If the issuer fails to pay interest, the Fund’s income might be reduced, and if the issuer fails to pay interest or repay principal, the value of the security might fall. A downgrade in the issuer’s credit rating or other adverse credit information about an issuer can reduce the market value of the issuer’s securities.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of a debt security resulting from the relationship between price and yield. An increase in general interest rates will tend to reduce the market value of already-issued debt securities and a decline in general interest rates will tend to increase their value. Debt securities with longer maturities are usually subject to greater fluctuations from interest rate changes than obligations having shorter maturities. Fluctuations in the market valuations of debt securities may affect the value of Fund assets.

Prepayment Risk. Certain fixed-income securities (in particular mortgage-related securities) are subject to the risk of unanticipated prepayment. That is the risk that when interest rates fall, the issuer will repay the security prior to the security’s expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, thereby reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If the Fund buys those securities at a premium, accelerated prepayments on those securities could cause it to lose a portion of its principal investment represented by the premium. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility.

Extension Risk. If Interest rates rise rapidly, repayments of principal on certain debt securities may occur at a rate that is slower than expected, and the expected maturity of those securities could lengthen as a result. Those securities generally have a greater potential for loss when prevailing interest rates rise, which could cause their value to call sharply.

Event Risk. If an issuer of debt securities is the subject of a buyout, debt restructuring, merger, or recapitalization that increases its debt load, it could interfere with its ability to make timely payments of interest and principal and cause the value of its securities to fall.

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities, which may include “junk bonds,” have a more substantial “credit risk” than investment grade debt securities. Because the risk that the issuer might not be able to pay interest and principal when due is greater, below-investment-grade debt securities are considered “high risk” securities or “speculative”. The market for below-investment-grade debt securities may be less liquid and these securities may be more difficult to value or to sell at an acceptable price, especially during time of market volatility or decline.

Risks of Securities Issued with Call Features. Certain debt securities are issued with a “call” feature which permits the issuer to redeem the security prior to the expected maturity date. Under circumstances where the issuer calls the security prior to its expected maturity date, the Fund may need to reinvest the proceeds at a lower interest rate, thereby reducing its income.

Special Risks of Derivative Instruments. Investments in derivatives involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, can increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivative transactions may require the payment of premiums and can increase portfolio turnover. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful.

Risks of Zero-Coupon Securities. The Fund can invest in zero-coupon securities. These debt securities do not pay interest prior to their maturity date or else they do not start to pay interest at a stated coupon rate until a future date. They are issued and traded at a discount from their face amount. The discount varies as the securities approach their maturity date (or the date interest payments are scheduled to begin). When interest rates change, zero-coupon securities are subject to greater fluctuation in their value than securities that pay current interest. The Fund accrues interest on zero-coupon securities as tax-free income on a current basis. The Fund may have to pay out the imputed income on zero-coupon securities without receiving actual cash payments currently.

Documentation Risk. Investments in securities that involve the securitization of specific assets or other securities carry the risk that the holder may be unable to establish ownership of or a claimed interest in the assets and other securities as a result of inadequate record-keeping for or improper documentation of the ownership of or claimed interest in the specific assets or other securities.

Special Risks of Investments in Obligations of U.S. Territories, Commonwealths and Possessions. The Fund may invest, and has invested, in obligations of governments of U.S. territories, commonwealths and possessions such as Puerto Rico, as well as obligations of their respective agencies, instrumentalities and authorities, if the interest on the obligation is not subject to New York State and federal income tax. These securities are subject to credit risk, including the risk of default. The portfolio of the Fund currently includes two debt obligations issued by agencies or authorities of the government of Puerto Rico which together comprise 8.13% of the Fund’s net assets. Puerto Rico has experienced, and continues to experience significant financial difficulties. These portfolio holdings have been, and may continue to be, adversely affected by local political and economic conditions within Puerto Rico, causing the shares of the Fund to lose value. As a result of these and other difficulties, one of these obligations in the Fund’s portfolio, Puerto Rico Public Improvement bond (General Obligation), is currently in default and is considered a “below investment grade” debt security. The Fund also holds numerous Puerto Rico Sales Tax Financing Corporation Revenue bonds (COFINA), which were restructured in February 2019. These CONFINA bonds are not in default and have paid, and continue to accrue, interest. However, adverse negative events in Puerto Rico may severely affect their market values and the Fund’s ability to dispose of them at an acceptable price. The government of Puerto Rico is currently being managed a financial control board, that was established pursuant to Congressional action, i.e. the Puerto Rico Oversight, Management, and Economic Stability Act (PROMESA). The financial control board has currently put the municipal holdings within the Fund into Title III of PROMESA, which enables the government of Puerto Rico to freeze numerous lawsuits, maintain essential services to their residents and assign a judge to sort through creditor rights under law. Additional adverse developments with respect to these securities could have a material adverse impact on the performance of the Fund.

Important Considerations for Investors

The Fund is designed primarily for investors seeking capital growth over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations, losses that may or may not be typical for a fund focusing on stocks of issuers regardless of market capitalization, and the potential for significant losses over extended periods of time. The Fund is not designed for investors who seek current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund. An investment in the Fund is highly speculative.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.  How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance is available by calling the toll-free number on the back of this prospectus.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-535-9169
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2009	rr_AnnualReturn2009	16.46%
Annual Return 2010	rr_AnnualReturn2010	5.87%
Annual Return 2011	rr_AnnualReturn2011	(16.12%)
Annual Return 2012	rr_AnnualReturn2012	(10.81%)
Annual Return 2013	rr_AnnualReturn2013	31.82%
Annual Return 2014	rr_AnnualReturn2014	(42.40%)
Annual Return 2015	rr_AnnualReturn2015	(5.10%)
Annual Return 2016	rr_AnnualReturn2016	(4.91%)
Annual Return 2017	rr_AnnualReturn2017	11.55%
Annual Return 2018	rr_AnnualReturn2018	7.93%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The impact of sales charges is not reflected in the bar chart. If reflected, returns would be less than those shown.

During the period shown in the bar chart, the highest return for a quarter was 16.81% during the quarter ended June 30, 2009, and the lowest return for a quarter was -26.67% during the quarter ended December 31, 2014. The Fund’s year-to-date cumulative return through June 30, 2018 is 29.30%.

The following table shows the average annual total returns for the Fund’s shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.67%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund’s performance is compared to the Standard and Poor’s 500 Index, an unmanaged index. The index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. The Fund’s investments vary from those in the index.

NYSA Fund | NYSA Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.15%
5 Years	rr_AverageAnnualReturnYear05	(9.41%)
10 Years	rr_AverageAnnualReturnYear10	(2.95%)
NYSA Fund | After Taxes on Distributions | NYSA Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.15%
5 Years	rr_AverageAnnualReturnYear05	(9.41%)
10 Years	rr_AverageAnnualReturnYear10	(2.95%)
NYSA Fund | After Taxes on Distributions and Sales | NYSA Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.05%
5 Years	rr_AverageAnnualReturnYear05	(6.81%)
10 Years	rr_AverageAnnualReturnYear10	(2.17%)
NYSA Fund | Standard & Poor’s 500 Index (Reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.39%)
5 Years	rr_AverageAnnualReturnYear05	8.48%
10 Years	rr_AverageAnnualReturnYear10	13.10%

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 Million or more made without an initial sales charge. See "How to Purchase Shares" - "Purchases at Net Asset Value That May Be Subject to a Contingent Deferred Sales Charge."
[2]	The Fund's investment adviser has contractually agreed to waive its advisory fee until July 31, 2020. After the waiver period, the investment adviser may continue or terminate the fee waiver arrangement in its sole discretion.